FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Categories of financial instruments

	Carrying amount		Fair value
	December 31,		December 31,
	2022	2021	2022	2021
	(In thousands of US$)
Financial assets
Measured at amortized cost:
Current
Cash	47,689	21,943	47,689	21,943
Trade and other receivables	10,543	10,527	10,543	10,527
Non-current
Trade and other receivables	1,671	1,925	1,671	1,925
Non-current financial assets	3,149	3,156	3,149	3,156
Security Deposits	10,910	9,773	10,910	9,773
Total financial assets	73,962	47,324	73,962	47,324
Financial and lease liabilities Measured at amortized cost:
Current
Loans payable	(37,678)	(19,458)	(37,678)	(19,458)
Lease liabilities	(59,115)	(45,660)	(59,115)	(45,660)
Trade payables and other liabilities	(81,526)	(50,066)	(81,526)	(50,066)
Non-current
Loan payable, net of current portion	(97,996)	(129,714)	(97,996)	(130,735)
Convertible Note	—	(97,316)	—	(142,317)
Lease liabilities, net of current portion	(469,745)	(348,972)	(469,745)	(348,972)
Accounts payable from related parties	—	(3,472)	—	(3,472)
Measured at fair value through profit or loss:
Current
Derivative financial instruments (warrants and conversion option on convertible note)	(1,481)	(82,999)	(1,481)	(82,999)
Derivative financial instruments (convert features and prepayment option on the Term Loan Note and put and call options)	(1,216)	(15,882)	(1,216)	(15,882)
Convertible Note	(7,914)	—	(7,914)	—
Non-Current
Convertible Note	(39,182)	—	(39,182)	—
Total financial and lease liabilities	(795,853)	(793,539)	(795,853)	(839,561)
The carrying amounts of current trade and other receivables, trade payables and certain accrued liabilities, all of which are financial instruments, are considered to approximate the fair value of these items due to the short-term nature of the amounts involved. The carrying amounts of non-current financial assets and financial liabilities recorded at amortized cost in the Consolidated Financial Statements approximate to their fair values.
Financial risk management
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, credit risk, liquidity risk, and capital risk. There are Board approved policies in place to manage these risks. During 2022 and 2021, the Company did not have a hedging policy in place or transactions involving derivative instruments (other than those embedded in the convertible loan instruments). There have been no major changes in the financial risk management objectives, processes and policies from prior years.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, debt and equity investments and derivatives.
Foreign exchange risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates. Movements in foreign exchange rates can affect the Group’s reported profit or loss and net financial assets and liabilities. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s cash and cash equivalents are predominantly held in USD (79% and 76% of total as of December 31, 2022 and 2021, respectively). The Group’s loans and borrowings are also denominated predominantly in USD (64% and 76% of total as of December 31, 2022 and 2021, respectively). The Company does not enter into cash flow or net investment hedging.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities with floating interest. The Group does not see a significant interest rate risk as the majority of interest on debt is being charged on a fixed rate basis. With the exception of overdrafts, 74% of borrowings were fixed rate debt at December 31, 2022 (2021: 80%). The Group does not enter into interest rate hedging transactions through the use of interest rate swaps or other derivative instruments.
Credit and concentration risk
Credit risk represents the financial loss the Group would experience if a counter-party to a financial instrument, in which the Group has an amount owing from the counterparty, failed to meet its obligations in accordance with the terms and conditions of its contracts with the Group. Overall credit risk of the Group is low as most guests are charged either in cash or by credit card, and supplier or other lenders to the Group are highly diversified, with low concentration.
The Group’s credit risk is primarily attributable to its accounts receivable as cash balances are deposited with reputable financial institutions. The accounts receivable amounts disclosed in the financial statements are net of allowances for doubtful accounts, estimated by the Group’s management based on prior experience and their assessment of the current economic environment. The Group recognized $3,501 thousand of allowances for doubtful accounts in 2022 (2021 - $2,134 thousand, 2020 - $997 thousand).
The Company writes off financial assets that are past due for more than one year and for which there will be no further collection activities. In addition, the Company writes off financial assets for which the Company believes the likelihood of collection is nil, for example, in situations in which the borrower is in liquidation or bankruptcy proceedings.
Cash at bank and in hand, short-term deposits, trade and other receivables are subject to the expected credit loss model requirements of IFRS 9. Other receivables typically comprise of arrangements with landlords or partners where the Group might be providing loans for development or refurbishment purposes. Outstanding debts are monitored and expected credit losses are periodically assessed for recoverability. The expected credit loss is considered to be immaterial.
The Group and the company’s financial instruments are exposed to concentration risk. The Group assesses the inherent concentration risk as low due to the fact hospitality services are provided to multiple customers or guests at many locations and the vast majority of payments are processed in cash or by credit card. Receivables from guests on the balance sheet have arisen in the last days of December prior to year end and have either not yet been charged from guests or from institutions in charge of processing card payments. Due to the nature of the Group’s operations and cash flow monitoring, it is unlikely that debtors will remain outstanding long term.
Liquidity and capital risk management
Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with financial liabilities. The Group manages liquidity risk through the management of its capital structure as outlined below. The Group policy is to ensure sufficient liquidity to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations. Cash and cash equivalents are held in short- term deposits, mostly in USD, in banks in the UK, US and Panama. As of December 31, 2022 and December 31, 2021, we had cash and cash equivalents of $47.7 million and $21.9 million, respectively, and outstanding loans and borrowings of $182.8 million and $246.5 million, respectively. Cash and cash equivalents include $2.0 million which is held in a debt service reserve account for a loan. As of December 31, 2022 we also had $20.6 million undrawn amounts under the $50 million loan facility entered into in November 2020 with Inter-American Investment Corporation, subject to compliance of covenants and other requirements, including borrowing based restrictions.

Additionally, from and including October 27, 2022, the date the CLN 2022 was issued (see Note 21), to and including February 27, 2024, the amount of unrestricted cash to be held by the Group on a consolidated basis in the aggregate shall at all times be no less than an amount equal to $15 million.
The Group’s objectives in managing capital are to ensure sufficient liquidity to pursue its strategy of growth and to provide returns to its shareholders. The Group defines the capital it manages as the aggregate of its equity, which comprises common stock, additional paid in capital, accumulated deficit and currency translation. The Group manages its capital to intend to continue as a going concern. The capital structure consists of net debt, issued common stock capital and reserves. The structure is managed to maximize returns to shareholders and to service debt obligations, whilst maintaining maximum operational flexibility. The current capital structure is a combination of investor funding through investor debt and equity, bank debt, debt convertible to equity, and long term partner debt. The Group’s ability to successfully carry out its business plan is primarily dependent, among others, upon its ability to obtain sufficient additional capital, or secure other sources of funding from financial institutions for working capital or other long term needs. There are no certain assurances that the Group will be successful in obtaining an adequate level of financing needed to cover its contractual commitments and meet its operating needs until the business is able to generate sufficient operating cash flow from its portfolio of hotels (see Note 2b). The Group was not subject to any significant externally imposed capital requirements.
The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments (including interest payments):

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 4 years	Total
	(In thousands of US$)
December 31, 2022
Loans payable	46,380	22,993	16,722	18,032	93,632	197,759
Lease liabilities	59,115	55,049	55,417	55,742	780,126	1,005,449
Trade payables and other liabilities	49,343	—	—	—	—	49,343
Accounts payable to related parties	—	—	—	—	—	—
Convertible loans	8,948	8,850	8,850	156,350	—	182,998
	163,786	86,892	80,989	230,124	873,758	1,435,549
December 31, 2021
Loans payable	22,685	80,437	8,032	9,089	81,097	201,340
Lease liabilities	45,660	45,274	42,993	42,745	607,558	784,230
Trade payables and other liabilities	31,124	—	—	—	—	31,124
Accounts payable to related parties	—	—	—	—	3,472	3,472
Convertible loans	—	176,448	—	—	—	176,448
	99,469	302,159	51,025	51,834	692,127	1,196,614